Segment information - Segmented Statement of Profit or Loss (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Effect in Adjusted net income excluding bond expenses	R$ 305,122
Total revenue and income		R$ 9,588,945	R$ 4,823,761	R$ 3,319,823
Cost of services		(2,669,752)	(1,713,828)	(769,946)
Administrative expenses		(1,121,357)	(813,341)	(392,476)
Selling expense		(1,511,241)	(1,012,544)	(505,902)
Financial expenses, net		(3,514,739)	(1,269,058)	(339,844)
Other income (expenses), net		(302,501)	(185,894)	(177,056)
Total expenses		(9,972,646)	(6,258,878)	(2,185,224)
Loss on investment in associates		(3,589)	(10,437)	(6,937)
Ajusted profit (loss) before income taxes		(387,290)	(1,445,554)	1,127,662
Income taxes and social contributions		(139,106)	68,206	(290,216)
Net income (loss) for the year		(526,396)	(1,377,348)	837,446
Financial Services
Disclosure of operating segments [line items]
Total revenue and income		8,083,549	4,090,995	3,248,846
Cost of services		(1,987,522)	(1,328,281)	(749,583)
Administrative expenses		(640,772)	(439,683)	(316,751)
Selling expense		(1,245,266)	(887,009)	(501,573)
Financial expenses, net		(3,345,588)	(1,091,271)	(330,391)
Other income (expenses), net		(170,322)	(104,285)	(30,318)
Total expenses		(7,389,470)	(3,850,529)	(1,928,616)
Loss on investment in associates		(409)	(941)	0
Ajusted profit (loss) before income taxes		693,670	239,525	1,320,230
Income taxes and social contributions		(138,550)	17,205	(329,416)
Net income (loss) for the year		555,120	256,730	990,814
Adjusted net income (loss) for the year (not adjusting for the bond)		474,561	138,170
Adjusted net income (loss) for the year (adjusting for the bond)		860,242
Software [Member]
Disclosure of operating segments [line items]
Total revenue and income		1,419,841	686,267	53,114
Cost of services		(670,154)	(370,854)	(16,046)
Administrative expenses		(314,267)	(180,819)	(28,221)
Selling expense		(245,071)	(114,591)	(2,035)
Financial expenses, net		(56,176)	(36,936)	(1,305)
Other income (expenses), net		(15,049)	(9,998)	(25,146)
Total expenses		(1,300,717)	(713,198)	(72,753)
Loss on investment in associates		(1,355)	(48)	(4,863)
Ajusted profit (loss) before income taxes		117,769	(26,979)	(24,502)
Income taxes and social contributions		(50,905)	(7,067)	(5,416)
Net income (loss) for the year		66,864	(34,046)	(29,918)
Adjusted net income (loss) for the year (not adjusting for the bond)		66,864	(34,046)
Adjusted net income (loss) for the year (adjusting for the bond)		66,864
Non allocated
Disclosure of operating segments [line items]
Total revenue and income		85,555	46,499	17,861
Cost of services		(12,076)	(14,693)	(4,317)
Administrative expenses		(39,666)	(24,314)	(1,906)
Selling expense		(20,903)	(10,944)	(2,295)
Financial expenses, net		(1,067)	(57)	(227)
Other income (expenses), net		(24,506)	(3,879)	(9,396)
Total expenses		(98,218)	(53,887)	(18,141)
Loss on investment in associates		(1,825)	(9,448)	(2,074)
Ajusted profit (loss) before income taxes		(14,488)	(16,836)	(2,354)
Income taxes and social contributions		(1,404)	(2,557)	(349)
Net income (loss) for the year		(15,892)	(19,393)	R$ (2,703)
Adjusted net income (loss) for the year (not adjusting for the bond)		(15,892)	R$ (19,393)
Adjusted net income (loss) for the year (adjusting for the bond)		R$ (15,892)